Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 3,547,811	$ 119,697	$ 1,921,695	$ (830,073)
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 4,130,243	$ 139,347	$ 1,494,044	$ (695,510)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$29.76	US$1=NT$29.76	US$1=NT$32.25	US$1=NT$32.825
Net Foreign Exchange Gain (Loss)	$ (244,802)	$ (8,259)	$ 203,258	$ 136,795
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	CNY1=NT$4.5545	CNY1=NT$4.5545	CNY1=NT$4.649	CNY1=NT$5.0550
Net Foreign Exchange Gain (Loss)	$ (337,630)	$ (11,391)	$ 224,393	$ (271,358)